16. STOCK OPTIONS (Details1a) (USD $)	Jun. 30, 2013	Sep. 30, 2012
Stock option outstanding		5,920,000
Stock option outstanding weighted average exercise price		$ 0.131
Weighted average remaining life		7 years 10 months 10 days
Stock option exerciseable	112,357,050	4,903,333
Weighted average exercise price of stock option exerciseable		$ 0.141
Exercise Price 0.090 [Member]
Stock option outstanding		500,000
Stock option outstanding weighted average exercise price		$ 0.090
Weighted average remaining life		7 years 9 months
Stock option exerciseable		375,000
Weighted average exercise price of stock option exerciseable		$ 0.090
Exercise Price 0.100 [Member]
Stock option outstanding		1,900,000
Stock option outstanding weighted average exercise price		$ 0.100
Weighted average remaining life		9 years 6 months
Stock option exerciseable		1,250,000
Weighted average exercise price of stock option exerciseable		$ 0.100
Exercise Price 0.120 [Member]
Stock option outstanding		200,000
Stock option outstanding weighted average exercise price		$ 0.120
Weighted average remaining life		2 years 3 months
Stock option exerciseable		50,000
Weighted average exercise price of stock option exerciseable		$ 0.120
Exercise Price 0.150 [Member]
Stock option outstanding		100,000
Stock option outstanding weighted average exercise price		$ 0.150
Weighted average remaining life		2 years 9 months
Stock option exerciseable		100,000
Weighted average exercise price of stock option exerciseable		$ 0.150
Exercise Price 0.150 [Member]
Stock option outstanding		3,000,000
Stock option outstanding weighted average exercise price		$ 0.150
Weighted average remaining life		7 years 9 months
Stock option exerciseable		3,000,000
Weighted average exercise price of stock option exerciseable		$ 0.150
Exercise Price 0.240 [Member]
Stock option outstanding		220,000
Stock option outstanding weighted average exercise price		$ 0.240
Weighted average remaining life		3 years 3 months
Stock option exerciseable		128,333
Weighted average exercise price of stock option exerciseable		$ 0.240